Document and Entity Information	Nov. 03, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	IMAX Corporation
Entity Incorporation State Country Code	Z4
Entity File Number	001-35066
Entity Tax Identification Number	98-0140269
Entity Address Address Line 1	2525 Speakman Drive
Entity Address City Or Town	Mississauga
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	L5K 1B1
City Area Code	905
Local Phone Number	403-6457
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	IMAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000921582
Amendment Flag	false
Other Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	902 Broadway
Entity Address Address Line 2	Floor 20
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Country	US
Entity Address Postal Zip Code	10010
City Area Code	212
Local Phone Number	821-0142